TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 29, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable	TRADE ACCOUNTS RECEIVABLE:

	December 29, 2024	December 31, 2023

Trade accounts receivable	$553,420	$423,663
Allowance for expected credit losses	(11,061)	(11,165)
	$542,359	$412,498
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2024	2023

Balance, beginning of fiscal year	$(11,165)	$(15,394)
(Impairment) Reversal of impairment of trade accounts receivable	(380)	3,859
Write-off of trade accounts receivable	484	370
Balance, end of fiscal year	$(11,061)	$(11,165)